Document and Entity Information	Nov. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001871745
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	DIRECT SELLING ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40831
Entity Tax Identification Number	86-3676785
Entity Address, Address Line One	5800 Democracy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(214)
Local Phone Number	308-6020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DSAQ.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DSAQ
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DSAQ.WS
Security Exchange Name	NYSE